Note 9 - Share Capital (Details Textual)					12 Months Ended						48 Months Ended
	Nov. 28, 2017 USD ($) $ / shares	Jun. 15, 2017 shares	Mar. 04, 2016 USD ($) shares	Mar. 04, 2016 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($) shares	Mar. 01, 2016 $ / shares shares	Dec. 31, 2015
Statement Line Items [Line Items]
Number of shares outstanding at end of period | shares					85,478,790		80,704,204	80,704,204	80,704,204		85,478,790
Number of shares issued and fully paid | shares			1,335,750	1,335,750	4,599,641						4,599,641	8,905,000
Shares Issued, Price Per Share | $ / shares	$ 10.47											$ 7.30
Proceeds from issuing shares | $	$ 48,158,000		$ 74,757,000	$ 9,751,000					$ 65,006,000
Share issue related cost | $	223,000		$ 3,497,000	606,000
Net proceeds from issuing shares | $	$ 47,935,000			$ 70,654,000
Number of share options exercised for cash in share-based payment arrangement					45,400	45,400		691,705
Proceeds from exercise of options | $					$ 283,000				4,659,000
Number of share options exercised in share-based payment arrangement, cashless					225,000	225,000	1,125,001	1,125,001
Shares issued in lieu of exercise of stock options | shares					127,845	127,845	325,671
Number of share options cancelled during the period | shares					97,155	97,155	799,330
Equity issued, stock options exercised | shares							691,705
Stock options issuance limitations, maximum percentage of allowed issuable common shares		5.00%
Option life, share options granted					3	3		3
Number of share options outstanding in share-based payment arrangement at end of period					2,269,294						2,269,294
Number of share options granted in share-based payment arrangement					285,522	285,522		227,773
Weighted average fair value at measurement date, share options granted | $					$ 1,070,000		$ 1,103,000	$ 1,103,000	1,103,000		$ 1,070,000
Weighted average share price, share options granted | $					$ 3.75				4.84
Number of share options exercised in share-based payment arrangement					270,400	270,400		1,816,706
Weighted average market share price at date of exercise | $						$ 16.99				$ 16.33
Expense from share-based payment transactions with employees and consultants | $					$ 893,000				796,000
Restricted and performance Units issuance limitations, maximum percentage of allowed issuable common shares					1.50%						1.50%
Life of restricted share units and performance share units		5 years
Number of common shares issuable from a restricted share unit | shares		1
Restricted share units issued | shares					45,838	45,838
Expense from share-based payment transactions with employees | $					$ 2,268,000				$ 2,263,000
Market price performance measurement period					3 years	3 years
Number of other equity instruments outstanding in share-based payment arrangement at end of period					2,269,294		2,254,172	2,254,172	2,254,172		2,269,294		3,843,105
Deferred Units issuance limitations, maximum percentage of allowed issuable common shares					1.00%						1.00%
Common shares issuable under share-based compensation arrangements | shares					2,520,721						2,520,721
Percentage of common shares issuable and common shares issued and outstanding					2.95%						2.95%
Number of share based awards available for grant | shares					2,608,006						2,608,006
Stock options inside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period					1,794,294						1,794,294
Stock options outside of plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period					475,000						475,000
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Performance share unit payout, percentage					200.00%	200.00%		200.00%
Performance share unit payout, units | shares					177,330	177,330	138,170
Bottom of range [member]
Statement Line Items [Line Items]
Performance share unit payout, percentage					0.00%	0.00%		0.00%
Performance share unit payout, units | shares					0	0	0
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					682	682		27,918
Number of other equity instruments granted in share-based payment arrangement					0	0		0
Expense from share-based payment transactions with employees | $					$ 14,000				$ 111,000
Number of other equity instruments outstanding in share-based payment arrangement at end of period					45,838						45,838
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement					1,018	1,018		10,774			29,151
Number of other equity instruments granted in share-based payment arrangement					88,665	88,665		69,085
Expense from share-based payment transactions with employees | $					$ 397,000				394,000
Number of other equity instruments outstanding in share-based payment arrangement at end of period					227,850						227,850
Deferred share units under the Deferred Share Unit Plan [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement					66,325	66,325		63,287
Deferred share units granted to directors [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement					13,109	13,109		9,477
Deferred share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees | $					$ 964,000				$ 962,000
Number of other equity instruments outstanding in share-based payment arrangement at end of period					452,739						452,739
Number of common shares issued under the deferred share unit plan prior to termination date | shares					0						0